INTERIM CONSOLIDATED STATEMENT OF FINANCIAL POSITION € in Thousands, $ in Millions	Sep. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Non-current assets
Property, plant and equipment	€ 2,216	€ 2,020
Intangible assets	36,488	25,322
Right of use assets	3,413	3,218
Deferred tax asset	2,423	46
Other long-term receivables	188	164
Total non-current assets	44,728	30,770
Current assets
Inventory	594	346
Trade receivables	757	226
Other receivables	2,022	2,286
Other current assets	587	1,693
Financial assets	25,505
Cash and cash equivalents	89,877	135,509
Total current assets	119,342	140,060
Total assets	164,070	170,830
Capital and reserves
Capital	4,440	4,427
Share premium	228,275	228,033
Share based payment reserve	5,225	3,127
Other comprehensive income	188	202
Retained loss	(105,058)	(87,167)
Total equity attributable to shareholders	133,070	148,622
Non-current liabilities
Financial debt	8,035	7,802
Lease liability	2,831	2,737
Pension liability	80	80
Provisions	47	12
Deferred tax liability		5
Total non-current liabilities	10,993	10,636
Current liabilities
Financial debt	656	554
Lease liability	722	582
Trade payables	5,346	3,995
Current tax liability	5,391	2,808
Other payables	7,892	3,633
Total current liabilities	20,007	11,572
Total liabilities	31,000	22,208
Total equity and liabilities	€ 164,070	€ 170,830